Description of Business	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Description of Business

Note 1 — Description of Business

MJ Holdings, Inc. (OTCQB: MJNE) is a highly-diversified cannabis holding company providing cultivation management, asset and infrastructure development – currently concentrated in the Las Vegas market. It is the Company’s intention to grow its business and provide a 360-degree spectrum of infrastructure, including, cannabis cultivation, production of cannabis related products, management services, dispensaries and consulting services. The Company intends to grow its business through joint ventures with existing companies possessing complementary subject matter expertise, acquisition of existing companies and through the development of new opportunities. The Company intends to “prove the concept” profitably in the rapidly expanding Las Vegas market and then use that anticipated success as a template for replicating the concept in other developing states through a combination of strategic partnerships, acquisitions and opening new operations.

The Company was incorporated on November 17, 2006, as Securitas EDGAR Filings, Inc. under the laws of the State of Nevada. Prior to the formation of Securitas EDGAR Filings Inc., the business was operated as Xpedient EDGAR Filings, LLC, a Florida Limited Liability Company, formed on October 31, 2005. On November 21, 2005, Xpedient EDGAR Filings LLC amended its Articles of Organization to change its name to Securitas EDGAR Filings, LLC. On January 21, 2009, Securitas EDGAR Filings LLC merged into Securitas EDGAR Filings, Inc., a Nevada corporation. On February 14, 2014, the Company amended and restated its Articles of Incorporation and changed its name to MJ Holdings, Inc.

On November 22, 2016, in connection with a plan to divest ourselves of the Company’s real estate business, the Company submitted to its stockholders an offer to exchange (the “Exchange Offer”) its common stock for shares in MJ Real Estate Partners, LLC, (“MJRE”) a newly-formed LLC formed for the sole purpose of effecting the Exchange Offer. On January 10, 2017, the Company accepted for exchange 1,800,000 shares of its Common Stock in exchange for 1,800,000 shares of MJRE’s common units, representing membership interests in MJRE. Effective February 1, 2017, the Company transferred its ownership interests in the real estate properties and its subsidiaries, through which the Company held ownership of the real estate properties, to MJRE. MJRE also assumed the senior notes and any and all obligations associated with the real estate properties and business, effective February 1, 2017.

Acquisition of Red Earth

On December 15, 2017, the Company acquired all of the issued and outstanding membership interests of Red Earth, LLC, a Nevada limited liability company (“Red Earth”) established in October 2016, in exchange for 52,732,969 shares of its Common Stock and a promissory note in the amount of $900,000. The acquisition was accounted for as a “Reverse Merger”, whereby Red Earth was considered the accounting acquirer and became its wholly owned subsidiary. Upon the consummation of the acquisition, the now former members of Red Earth became the beneficial owners of approximately 88% of the Company’s Common Stock, obtained controlling interest of the Company, and retained certain of its key management positions. In accordance with the accounting treatment for a “reverse merger” or a “reverse acquisition”, the Company’s historical financial statements prior to the reverse merger will be replaced with the historical financial statements of Red Earth prior to the reverse merger in all future filings with the SEC. Red Earth is the holder of a Nevada Marijuana Establishment Certificate for the cultivation of marijuana.

Our Business History

In April 2018, the Company entered into a management agreement with Acres Cultivation, LLC, a Nevada limited liability company (the “Licensed Operator”) that holds a license for the legal cultivation of marijuana for sale under the laws of the State of Nevada. In January of 2019, the Company entered into a revised agreement, which replaced the April 2018 agreement, with the Licensed Operator in order to be more stringently aligned with Nevada marijuana laws. The material terms of the agreement remain unchanged. The Licensed Operator is contractually obligated to pay over to the Company sixty percent (60%) of the net revenues realized from its management of this facility and twenty-five percent (25%) of the net revenues from equipment rental. The agreement is to remain in force until April 2026. In April 2019, the Licensed Operator was acquired by Curaleaf Holdings, Inc., a publicly traded Canadian cannabis company. The acquisition was subject to all of the contractual obligations between the Company and the Licensed Operator. Please see Note 15 — Subsequent Events for further information.

Pursuant to those agreements, the Licensed Operator engaged the Company to develop, manage and operate a licensed cultivation facility on property owned by the Licensed Operator. Between April and August of 2018, at the Company’s sole cost and expense, ‘sit completed the construction of a 120,000 square-foot outdoor grow facility, including the construction of an 8,000 square-foot building and installation of required security fencing, meeting all of the State of Nevada’s stringent building codes and regulations. Operation of this facility commenced in August 2018 with the Company first test grow. The Company commenced harvest operations in November of 2018 and completed the harvest on December 24, 2018 - yielding more than 5,000 total pounds of marijuana trim. In July of 2019, the Company planted its second marijuana crop; the Company elected to plant less marijuana in an effort to better control the cultivation of the plants and the post-harvest curing process. The Company completed the harvest of its second crop in November of 2019 yielding approximately 3,400 lbs. (dry weight) of considerably higher quality (versus the 2018 harvest) marijuana flower and trim.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 1 — Description of Business (continued)

In April 2018, the State of Nevada finalized and approved the transfer of provisional Medical Marijuana Establishment Registration Certificate No. 012 (the “Certificate”) from Acres Medical, LLC to the Company’s wholly owned subsidiary, Red Earth, LLC (“Red Earth”). HDGLV, LLC (“HDGLV”), a wholly owned subsidiary of Red Earth, holds a triple-net leasehold interest in a 17,298 square-foot commercial building located on Western Avenue in the city of Las Vegas, which will be home to the Company’s indoor cultivation facility (the “Western Facility”). The initial term of the lease is for a period of ten years with two additional five-year lease options. HDGLV also possesses an option to purchase the building for $2,607,880 which is exercisable between months 25 and 60 of the initial term of the lease. In August of 2018, the Company received final approval from the State of Nevada, Department of Taxation, to commence cultivation activities with respect to the Certificate. Contemporaneously therewith, Red Earth was issued a Business License by the city of Las Vegas to operate a marijuana cultivation facility at the Western Facility. In October of 2018, the Company was requested by the city of Las Vegas Department of Building & Safety to make additional modifications to the building, specifically the removal and remediation of all asbestos materials in the building, which was completed in June of 2019 at a cost of approximately $140,000. In July of 2019, the city of Las Vegas asked the Company to amend its Business License and modify its Special Use Permit (“SUP”) to conform with updated marijuana cultivation requirements within the city. A new SUP was granted on October 9, 2019. The Company expects to receive its new business license in Q4 of 2020, which will then allow the Company to commence legal marijuana cultivation activities within the city of Las Vegas. Due to the failure of Element NV, LLC to make the required payments and the impact of the COVID-19 pandemic on the Company’s operations, the Company is eight months in arrears on rent payable on the Western Facility and has received a Notice of Default from the Lessor. As of the date of this filing, the Company is in active negotiations with the landlord to find an acceptable resolution regarding the payment of past due rent. In the event the Company is not able to make payment arrangements, there is the likelihood that the Company’s lease will be terminated.

On August 13, 2018 (the “Effective Transaction Date”), the Company closed the transaction contemplated by an Exclusive Distribution Agreement (the “Distribution Agreement”). The Agreement is between the Company and Healthier Choices Management Corp., a designer and seller (the “Seller” or “HCMC”) of a series of integrated products, all of which are designed to be utilized to consume cannabis products by vaporizing oil and other related products (the “Goods”). The Company has the exclusive right to distribute the Goods in the territory of Nevada (the “Territory”). The Distribution Agreement further requires the Company to advertise and market the Goods in the Territory. Pursuant to the terms of the Distribution Agreement, the Company purchased certain of the Goods from the Seller and paid the sum of two million dollars ($2,000,000). The funds were transferred to HCMC on the Effective Transaction Date. The Seller has applied for and received patent protection in respect of one of the products. The Distribution Agreement is subject to standard termination provisions; however, the Seller has the option to terminate the Distribution Agreement, on 30 days’ written notice, if the Company fails to purchase a sufficient minimum quantity of Goods from the Seller. The Company has met its obligations for the first year of the Agreement. Thereafter, for each renewal term, the Company’s minimum purchase obligation for the Goods is $500,000, subject to good faith negotiation at the end of each contract year. In connection with the transactions contemplated by the Agreement, the Seller granted to the Company a non-exclusive, non-transferrable, and non-sub licensable fully paid license agreement. The Company and HCMC entered into a Termination and Mutual Release Agreement (the “Termination Agreement”) dated November 15, 2019. Under the terms of the Termination Agreement, HCMC agreed to (i) make an initial purchase from the Company of 500,000 Q-Cups at $0.125 per Q-Cup for an aggregate purchase price of $62,500 (the “Initial Purchase”), and (ii) purchase up to a total of 1,600,000 Q-Cups (inclusive of the Initial Purchase) on an as needed basis at the same price of $0.125 at any time after the Effective Date of the Termination Agreement.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 1 — Description of Business (continued)

On August 13, 2018, the Company entered into a Stock Exchange Agreement (the “Agreement”) with HCMC to acquire 1,500,000,000 shares of their common stock in exchange for 85,714 shares of the Company’s common stock. The value of the stock exchanged by each party on the date of exchange was $150,000. The number of shares exchanged represents less than a 5% ownership interest for each company, and the shares issued are restricted pursuant to Rule 144 of the Securities Act of 1933 (the “Act”). The Company recorded the 85,714 shares of HCMC common stock as an available for sale security and intends to mark the value to market each reporting period based on the current market value of its held shares in HCMC. As of the transaction date, the price as quoted on the OTC Markets for HCMC common stock was $0.0001 per share. To date, the Company has not sold any of the shares it received under the Agreement.

In August of 2018, the Company executed a letter of intent (“LOI”) for the acquisition of all of the membership units of Farm Road, LLC, a Wyoming limited liability company (“Farm Road”). Farm Road was the owner of five parcels of farmland in the Amargosa Valley of Nevada totaling 260 acres and the concomitant 180 acre-feet of water rights. Pursuant to the terms of a Membership Interest Purchase Agreement (“MIPA”) executed between the Company and Farm Road in November of 2018, the Company was to acquire Farm Road for $1,000,000 on the following terms: a deposit of $50,000 in cash and $50,000 of the Company’s restricted common stock upon execution of the LOI, was to be held in escrow until closing, $150,000 in cash payable at closing and a promissory note bearing 5% simple annual interest (the “Promissory Note”) in the amount of $750,000.00 payable to FR Holdings, LLC (an unrelated third party) (“FRH”) in 36 equal monthly interest only payments of three thousand one hundred twenty five ($3,125.00) dollars commencing on the March 1, 2019. On January 18, 2019, pursuant to the terms of the MIPA, the Company acquired a 100% interest in Farm Road. The terms of the Promissory Note include a balloon payment to be made on January 17, 2022 of any of the then remaining principal balance and accrued interest. The MIPA further provides that FRH shall be entitled to receive a consulting fee of five per cent (5%) of the gross sales from any commercial use of the property up to a maximum of five hundred thousand ($500,000.00) dollars payable to FRH within two years of the January 18, 2019 closing date. The land ac quired in Amargosa Valley will be the home of its Nye County cultivation facility upon closing of its purchase of the required licenses. Due to COVID-19, the Company has been unable to make the monthly interest payments to FRH. As of the date of this filing, the Company is 4 months in arrears.

In September of 2018, the Company, through its wholly owned subsidiary Red Earth, applied for five Recreational Marijuana Establishment Licenses to operate up to five retail marijuana stores within the state of Nevada. The Company’s goal was to open a store within the city of Las Vegas, as well as additional dispensaries in Washoe County near Lake Tahoe, in North Las Vegas, unincorporated Clark County and Henderson, Nevada. The Company received notice in early December 2018 that none of the submitted applications received sufficiently high enough scores after being graded by the Nevada Department of Taxation (“NVDOT”). In connection with the license applications, the Company entered into a Memorandum of Understanding (“MOU”) with a third party (the “Party”). Pursuant to the terms of the MOU, the Party made payments to the Company totaling $232,500, which was paid during the year ended December 31, 2018. The Party was entitled to receive shares of the Company’s restricted common stock with a fair market value as of the trading day immediately preceding the date the first license application was submitted to NVDOT (September 20, 2018) equal to $232,500. The Company issued 91,177 shares of common stock to the Party in connection with this transaction. Subsequent to December 31, 2018, the Company entered into an agreement with the Party to relieve the Company and the Party of any further obligations under the MOU in exchange for an additional 373,823 shares of the Company’s restricted common stock. The additional shares were issued to the Party on July 19, 2019.

The Company has joined with more than 15 other plaintiffs in an action against the State of Nevada in regard to how the applications were scored and as to why licenses were granted to other applicants in contravention of the guidelines published by the State of Nevada. On August 23, 2019, a Nevada District Court judge issued a preliminary injunction enjoining any of the entities that were granted licenses from opening new dispensaries based upon the failure of NVDOT (the administrative body tasked with adopting and enforcing marijuana regulations within the State of Nevada) to enforce a provision of Ballot Question 2 (“BQ2”), that was approved by Nevada voters in 2016 and adopted by the Nevada legislature and codified as NRS 453D, which legalized the sale and distribution of recreational use marijuana. The law requires that “each prospective owner, officer and board member of a marijuana establishment license applicant” undergo a background check. The judge found that many of the successful license applicants failed to comply with this requirement. On August 29, 2019, the judge modified the ruling and is allowing thirteen of the successful license applicants who the State of Nevada have certified as having complied with the requirements of BQ2 to open new dispensaries as granted in December of 2018. The plaintiffs shall now continue to trial on the merits of the pending litigation against the State of Nevada. In March of 2020, counsel for Red Earth withdrew from its representation of Red Earth. Red Earth is actively trying to retain substitute counsel, which as of the date of this filing Red Earth remains unrepresented in this matter. The trial, which was scheduled to commence in April of 2020, has been postponed by the State of Nevada as part of their implementation measures to stop the spread of COVID-19, as of the date of this filing the trial has not commenced.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 1 — Description of Business (continued)

On October 15, 2018, the Company entered into an employment agreement (the “Tierney Employment Agreement”) with Terrence M. Tierney. Pursuant to the Employment Agreement, the Company appointed Terrence M. Tierney, to the additional position of Chief Administrative Officer, in addition to his current role as Secretary. The initial term of employment was for a three-year period (or until September 30, 2021), unless extended or otherwise terminated in accordance with its terms. The effective date of the Tierney Employment Agreement was October 15, 2018, and continues until the earlier of: (i) the effective date of any subsequent employment agreement between Mr. Tierney and us; (ii) the effective date of any termination of employment as provided for in the Employment Agreement; or (iii) three (3) years from the effective date; provided, that the Tierney Employment Agreement automatically renews for successive periods of three (3) years unless either party gives written notice to the other party that it does not wish to automatically renew the Tierney Employment Agreement, which written notice must be received by the other party no less than ninety (90) days and no more than one hundred eighty (180) days prior to the expiration of the applicable term. Mr. Tierney will report to the Chief Executive Officer and the Board of Directors. On January 22, 2020, Mr. Tierney assumed the title of President of the Company and all duties required thereof. As of January 10, 2020, the Company was in default under the terms of the Tierney Employment Agreement. Mr. Tierney agreed to accrue 100% of his monthly salary for the period October 1, 2019 until December 31, 2019 with payments to resume on the first regular payroll period of 2020. Due to the ongoing effects of COVID-19, Mr. Tierney waived his entire salary for April and May of 2020. As of the date of filing of this report, Mr. Tierney has accrued total cash compensation due to him in the amount of $248,000. On August 7, 2020, Mr. Tierney’s employment was terminated by the Board with cause. Subsequent to Mr. Tierney’s termination, Mr. Tierney filed a lien in Clark County, Nevada in the net amount of $501,085 against the Company’s property located at 1300 S. Jones Blvd, Unit 110, Las Vegas, NV 89146 for unpaid compensation, expense reimbursement, accrued leave, severance pay and penalties. Additionally, on November 6, 2020, Mr. Tierney filed two liens in Nye County, NV in the net amount of $501,085 against the Company’s property located at 4295 Highway 73, Armagosa, NV 89020, also known as the Company’s THC park, and one lien in Nye County, NV in the net amount of $501,085 against the property owned by Acres Cultivation, LLC and the site of the Company’s three (3) acre grow.

In October of 2018, the Company entered into a Revenue Participation Rights Agreement (the “Agreement”) with Let’s Roll NV, LLC and Blue Sky Companies, LLC (together, the “Subscribers”). Under the terms of the Agreement, the Company transferred its ownership interest in 3.95% of the gross revenue from the “Amargosa Outdoor Grow” to the Subscribers in exchange for $100,000 cash payment and a Subscription Agreement in the amount of $1,142,100. On or before April 30th for the next 8 years (2019-2026), the Company shall calculate the pro rata gross revenue due to the Subscribers with payments being made on or before May 31st of each year. As of the date of this filing, the Subscribers have agreed to forgo any payments required under the Agreement until May of 2021. Please see Note 15 — Subsequent Events for further information.

In November of 2018, the Company formed Alternative Hospitality, Inc. (“Alternative”), a Nevada corporation as a joint venture with TVK, LLC (“TVK”), an unrelated Florida limited liability company. The principals of TVK, have over 40 years of broad experience operating and developing hotel properties. The Company owns fifty-one percent (51%) of Alternative and TVK owns the remaining forty-nine percent (49%). Alternative will develop hotel properties with a focus on the wellness aspects of cannabis and cannabis related products. Roger Bloss, one of the principal owners of TVK and a director of the Company, will serve as Alternative’s President. The Company’s Secretary, Terrence M. Tierney, served as TVK’s Vice President and Secretary of Alternative up through the date of his termination. Effective upon the termination of Mr. Tierney, Mr. Bernard Moyle was appointed to serve as Alternative’s Treasurer.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 1 — Description of Business (continued)

In November of 2018, the Company commenced the harvest of more than 7,000 marijuana plants under its Management Agreement with Acres Cultivation, LLC (“Acres”) dated April 18, 2018. The Company completed the harvest of approximately 5,400 lbs. of marijuana trim in late December of 2018. The Company began realizing revenues from this harvest in the first quarter of 2019. Due to issues with its drying and curing equipment, the harvested marijuana trim returned lower than expected THC levels and less than optimal terpene profiles; however, the products returned much higher than average test passing results. In early 2019, the Nevada marijuana market saw a steep decline in the wholesale value of marijuana trim due to a number of factors, including a marked increase in available trim due to a glut of “failed flower” products from other cultivators. In July of 2019, the Company planted a second marijuana crop under its Cultivation and Sales Agreement (the “Cultivation Agreement”) with Acres dated January 18, 2019. The Company elected to plant less marijuana in an effort to better control the cultivation of the plants and the post-harvest curing process. The Company completed the harvest of its second crop in November of 2019 yielding approximately 3,400 lbs. (dry weight) of considerably higher quality (versus the 2018 harvest) marijuana flower and trim. The wholesale price for flower averaged approximately $1300 per lb. of which the Company received a lesser amount based upon the terms of the Cultivation Agreement.

On December 21, 2018, the Company filed the Certificate of Incorporation for MJ International Research Company Limited (“MJ International”) in the country of Ireland. MJ International is a wholly owned subsidiary of the Company and the sole shareholder of MJ Holdings International Single Member S.A. and Gioura International Single Member Private Company.

In January of 2019, the Company formed Coachill-Inn, LLC (“Coachill-Inn”), a subsidiary of Alternative Hospitality (“AH”), to develop a proposed hotel in Desert Hot Springs, CA. From January through June of 2019, the Company was actively engaged in negotiations with the property owner of the proposed location. In June of 2019, Coachill-Inn executed a purchase and sale agreement with Coachillin’ Holdings, LLC (“CHL”) to acquire a 256,132 sq. ft. parcel of land within a 100-acre industrial cannabis park in Desert Hot Springs, CA (the “Property”) to develop its first hotel project. The purchase price for the property was $5,125,000. CHL was to contribute $3,000,000 toward the purchase price of this property in exchange for a twenty-five percent (25%) ownership interest in Coachill-Inn. AH made an initial non-refundable deposit in the amount of $150,000 toward the purchase of the Property. As of the date of this filing, the Company has terminated its participation in the development due to financing issues. The $150,000 deposit was classified as an impaired asset as of December 31, 2019. Please see Note 7 —Asset Impairment for further information.

In February of 2019, the Company’s largest shareholder, Red Dot Development, LLC (“Red Dot”), returned 20,000,000 shares of the Company’s common stock for cancellation in exchange for a payment of $20,000, which as of December 31, 2019 has been accrued as a payable by the Company. Beginning in March of 2019, pursuant to the filing of a Form D with the SEC, the Company offered for sale 15,000,000 of these shares at a per share price of $0.50 per share. As of December 31, 2019, the Company sold 12,330,000 shares for total proceeds of $6,165,000.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 1 — Description of Business (continued)

On February 15, 2019, the Company entered into a Licensing Agreement (the “Agreement”) with Highland Brothers, LLC, (“HB”) an entity controlled by the Company’s former Chief Executive Officer and current director. Under the terms of the Agreement, HB granted the Company an exclusive license to use any and all branding materials of HB including, without limitation, its name, logo, and any and all intellectual property rights. In consideration of the license, the Company agreed to compensate HB seven percent (7%) of the net sales generated by the Company for any products utilizing and/or integrating property rights, brands or logos of HB commencing in 2020. The Agreement has a term of ten (10) years.

On March 8, 2019, the Company entered into a fifteen-year Suite License Agreement (the “Agreement”) with LV Stadium Events Company, LLC for the lease of a suite within the multipurpose stadium (the “Stadium”) constructed in Clark County, Nevada that is intended to be the home stadium for the Raiders National Football League team. Under the terms of the Agreement, the Company paid the initial deposit of $75,000, the second payment of $150,000 and the final payment on approximately October 15, 2020. Commencing with Year 6 of the Term, the License Fee for each Year of the Term shall be increased by an amount not to exceed three percent (3%) of the License Fee payable for the immediately preceding Year.

In April of 2019, Roger Bloss was appointed to the Board of Directors of the Company.

In April of 2019, the Company executed a Membership Interest Purchase Agreement (the “MIPA”) to acquire all of the membership interests in two Nevada limited liability companies that are each the holder of a State of Nevada marijuana license. Marijuana Establishment Registration Certificate, Application No. C202 and Marijuana Establishment Registration Certificate, Application No. P133 (collectively the “Certificates”). The terms of the MIPA required the Company to purchase the licenses for the total sum of $1,250,000 each - $750,000 in cash per license and $500,000 of the Company’s restricted common stock per license. The terms of the MIPA provide for a $250,000 non-refundable down payment and include a short term note in the amount of $500,000 carrying an annual interest rate of two percent (2%) that was due and payable on or before October 18, 2019. On October 17, 2019, the State of Nevada’s Governor issued an executive order restricting the transfer of all Nevada marijuana licenses (the “Moratorium”). As of the date of this filing, the Company has made deposits totaling $550,000 and has reduced the principal of the aforementioned note to $250,000. It is expected that the Company will receive all of the necessary regulatory approvals during the fourth quarter of 2020. The Company is required to issue $1,000,000 of shares of its restricted common stock in fulfillment of its obligations in the MIPA. As of the date of this filing, these shares have not been issued and the parties are renegotiating the pricing of these shares to more accurately reflect the anticipated value at closing. The Company also executed a $750,000 long term note (the “LT Note”) in favor of the current license holders that becomes due and payable upon the earliest of a) six months after the transfer of the Certificates to the Company, or b) six months after the production/cultivation is declared fully operational by the applicable regulatory agencies, or c) March 10, 2020. On February 19, 2020, the Company was put on notice by the Seller that it is in default under the terms of the MIPA, however, the parties are continuing to act in good faith towards a mutually satisfactory resolution. The LT Note carries an 8% annual interest rate and there is no penalty for any prepayment. Additionally, the Sellers shall receive, at closing, warrants to purchase up to 1,500,000 additional shares of the Company’s common stock; 1,000,000 warrants shall be exercisable for a period of three years from the closing date at an exercise price of $2.00 per share and 500,000 warrants shall be exercisable for a period of two years from the closing date at an exercise price of $1.50 per share (collectively the “Warrants”). The LT Note, Warrants and the restricted common shares issued will be held in escrow until the transaction closes. Additionally, pursuant to the terms of the MIPA, the Company was required to enter into a $15,000 per month sub-lease (retroactive to March 1, 2019) for the 10-acre cultivation/production facility located in Pahrump, Nye County, NV and install a mobile production trailer. The Company acquired the production trailer from Solaris Farms, a related party, in April 2020 at a cost of $120,000. It is the intention of the Company, upon receipt of all necessary regulatory approvals, to move the cultivation license and production trailer from its current location to the Company’s 260-acre facility. Please see Note 13 —Asset Impairment and Note 15 — Subsequent Events for further information.

In April of 2019, the Company consummated its purchase of an approximately 50-acre, commercial trailer and RV park (the “Trailer Park”) in close proximity to its Amargosa Valley cultivation facilities. The Trailer Park can accommodate up to 90 trailers and RV’s. There presently are 17 occupied trailers in the Trailer Park, and the Company is making the necessary upgrades to bring additional units to the facility to provide housing for its farm personnel. The Company purchased the Trailer Park for a total of $600,000 in cash and $50,000 of the Company’s restricted common stock, resulting in the issuance of 66,667 shares. The Sellers hold a $250,000 note, bearing interest at six and one-half percent resulting in monthly payments in the amount of $2,177.77 based upon a 15-year amortization schedule (the “TP Note”). The TP Note requires additional principal reduction payments in the amount of $50,000 on or before April 5, 2020 and April 5, 2021, respectively. As of the date of this filing, the Company has failed to make the required principal reduction payment that was due on April 5, 2020. Additionally, due to the ongoing effects of COVID-19, the Company has been unable to make its monthly payments of $2177.17 pursuant to the terms of the TP Note. The Company is in arrears to the holders of the TP Note in the amount of $58,711.08. The principal and interest payments will be recalculated based on a 15-year a amortization schedule upon each principal reduction payment. A final balloon payment of any and all outstanding principal and accrued interest is due and payable on or before April 5, 2022. There are no prepayment penalties should the Company elect to retire the note prior to its maturity date.

On June 25, 2019, the Company entered into a Series Post Seed Preferred Stock and Series Post Seed Preferred Unit Investment Agreement (the “Agreement”) with Innovation Labs, Ltd. and Innovation Shares, LLC. Under the terms of the Agreement, the Company purchased 238,096 Series Post Seed Preferred Stock Shares and 238,096 Series Post Seed Preferred Units for a purchase price of $250,000. Please see Note 7 —Asset Impairment for further information.

On August 28, 2019, the Company entered into a Membership Interest Purchase Agreement (the “Agreement”) with Element NV, LLC, an Ohio limited liability company (the “Buyer”), to sell forty-nine percent (49%) of the membership interests in the Company’s wholly owned subsidiary, Red Earth, LLC (“Red Earth”) for $441,000. The $441,000 was paid to the Company on August 30, 2019. The Agreement required the Buyer to make an additional payment, in the amount of $3,559,000, to be utilized for the improvement and build-out of the Company’s Western Avenue leasehold in Las Vegas, Nevada. The payment was due within ten (10) days of the receipt by Red Earth of a special use permit (“SUP”) from the city of Las Vegas for its Western Avenue cultivation facility. The Company received the SUP on October 9, 2019. The Buyer, in conjunction with the Company, will jointly manage and operate the facility upon completion. The Agreement also requires the Buyer to make a final payment to the Company of $1,000,000 between 90 and 180 days of issuance of the SUP or no later than April 9, 2020. On June 11, 2020, the Company entered into the First Amendment (“First Amendment”) to the Agreement. Under the terms of the First Amendment, the Closing Purchase Price was adjusted to $441,000, the Buyer was required to make a capital contribution (the “Initial Contribution Payment”) to the Target Company in the amount of $120,000 and the Buyer was required to make an additional cash contribution (the Final Contribution Payment”) in the amount of $240,000. As of the date of this filing, the Buyer has failed to make the Final Contribution Payment. The Company is currently in discussions with the Buyer regarding the past due payments. There is no guarantee that the Buyer will agree to remit the required funds to bring them current under the terms of the Agreement. In the event that the Buyer fails to make the required payment, the Company may elect to remit a Notice of Default to the Buyer, terminate the Agreement, fund the development of the facility through additional sources or sale the license.

MJ HOLDINGS, INC. and SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and December 31, 2019

Note 1 — Description of Business (continued)

On November 15, 2019, the Company entered into a Termination and Mutual Release Agreement (the “Agreement”) with Healthier Choices Management Corp (“HCMC”). Under the terms of the Agreement, the Company and HCMC agreed to terminate the Distribution Agreement dated August 13, 2018 and the Reimbursement Agreement dated March 13, 2019. In consideration of the termination, HCMC agreed to (i) make an initial purchase from the Company of 500,000 Q-Cups at $0.125 per Q-Cup for an aggregate purchase price of $62,500 (the “initial Purchase”), and (ii) purchase up to a total of 1,600,000 Q-Cups (inclusive of the Initial Purchase) on an as needed basis at the same price of $0.125 at any time after the Effective Date of the Agreement.

On January 22, 2020, the Company’s President, Richard S. Groberg, tendered his resignation to the Company’s Board of Directors (the “Board”). The Board accepted Mr. Groberg’s resignation effective immediately. The Company and Mr. Groberg executed a mutual Separation Agreement. Additionally, on January 22, 2020 the Board appointed the Company’s Secretary and Chief Administrative Officer, Terrence M. Tierney, JD, age 58, to the additional position of interim President. Mr. Tierney was a consultant to the Company from July 1, 2018 until September 18, 2018 when he was appointed Secretary of the Company. On October 15, 2018, Mr. Tierney became the Chief Administrative Officer of the Company and signed a three-year employment agreement with the Company (which agreement has been previously filed with the SEC) that expires on September 30, 2021. There are no changes to Mr. Tierney’s current employment agreement other than his additional duties as President. Mr. Tierney will have day-to-day oversight of the Company’s operations and continue to advise the Board on strategic initiatives and business development.

On February 19, 2020, the Company received a Demand for Payment (the “Demand”) from MJ Distributing (the “Seller”) as it related to the Membership Interest Purchase Agreement of MJ Distributing C 2020, LLC and MJ Distributing P133, LLC, the Amendment to the Membership Interest Purchase Agreement (the “First Amendment) and Amendment No. 2 to the Membership Interest Purchase Agreement (the “Second Amendment”). Under the terms of the Demand, the Company was to make payment in the amount of $261,533 and enter into a Third Amendment to the Membership Interest Purchase Agreement (the “Third Amendment”) on or before March 11, 2020. As of the date of this filing, the Company has failed to make the required payment under the Demand nor has it entered into a Third Amendment.

On February 20, 2020, the Company’s subsidiary, Alternative Hospitality, Inc. (the “Borrower”), issued a Short-Term Promissory Note (the “Note”) to Pyrros One, LLC (the “Holder”), an entity controlled by a relative of a director of the Company, in the amount of $110,405 that matures on February 19, 2021. The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $825 due on or before the twentieth day of each month commencing on April 20, 2020. The Borrower was required to make an interest and principal reduction payment in the amount of $1,233 on or before March 20, 2020. The Holder is granted a security interest in that certain real property located at 1300 S. Jones Blvd, Las Vegas, NV 89146, which is owned by the Borrower.

On March 2, 2020, Mr. Ruhe tendered his resignation to the Company’s Board of Directors (the “Board”). The Board accepted Mr.Ruhe’s resignation effective immediately. Mr. Ruhe also stepped down as an advisor to the Company’s Audit Committee. Additionally, pursuant to the terms of Mr. Ruhe’s employment contract with the Company Mr. Ruhe shall forfeit 11,709 shares of invested common stock previously issued to Mr. Ruhe. The Board has commenced a search to find a suitable individual to replace Mr. Ruhe.

On March 31, 2020, the Company’s subsidiary, Condo Highrise Management, LLC (the “Borrower”), issued a Short-Term Promissory Note (the “Note”) to Pyrros One, LLC (the “Holder”), an entity controlled by a relative of a director of the Company, in the amount of $90,000 that matures on March 30, 2021. The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $675 due on or before the first day of each month commencing on May 1, 2020. The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020 which is owned by the Borrower.

On June 11, 2020, the Company, through its wholly owned subsidiary, Red Earth, LLC, and Element NV, LLC (“ENV”) entered into the First Amendment (the “Amendment”) to the Membership Interest Purchase Agreement dated August 28, 2019. Under the terms of the Amendment, ENV shall be required to make an additional cash contribution in the amount of $240,000 that shall be deemed the Final Contribution Payment.

On July 22, 2020, the Company entered into a Securities Purchase Agreement (the “Agreement”) with Doug Brown (the “Investor”). Under the terms of the Agreement, the Investor agreed to purchase 4,500,000 shares of the Company’s common stock at $0.088808889 per share for a total purchase price of $400,000. The Investor was also to be issued a warrant granting the Investor the right to acquire 1,000,000 shares of the Company’s common stock at an exercise price of $0.10. The warrant was to be dated August 3, 2020 and have a term of three years. The Investor funded $250,000 of the purchase amount on July 31, 2020. On August 10, the Company returned $125,465 of the funds to the Investor for a net investment of $124,535. The Company issued the Investor 1,402,279 shares of common stock and a warrant granting the Investor the right to purchase 250,000 shares of common stock under the revised terms of the Agreement.

On August 7, 2020, the Company’s Board of Directors terminated, with cause, the employment of Terrence M. Tierney, JD, effective immediately. At the time of termination, Mr. Tierney served as the Company’s Secretary, Chief Administrative Officer and interim President. Under the terms of Mr. Tierney’s Employment Agreement, the Company shall be under no further obligation to the Executive, except to pay all accrued but unpaid base salary and accrued vacation to the date of termination thereof. Subsequent to Mr. Tierney’s termination, Mr. Tierney filed a lien in Clark County, Nevada in the net amount of $501,085 against the Company’s property located at 1300 S. Jones Blvd, Unit 110, Las Vegas, NV 89146 for unpaid compensation, expense reimbursement, accrued leave, severance pay and penalties. Additionally, on November 6, 2020, Mr. Tierney filed two liens in Nye County, NV in the net amount of $501,085 against the Company’s property located at 4295 Highway 73, Armagosa, NV 89020, also known as the Company’s THC park, and one lien in Nye County, NV in the net amount of $501,085 against the property owned by Acres Cultivation, LLC and the site of the Company’s three (3) acre grow. Please see Note 15 — Subsequent Events for further information.

On August 25, 2020, the Company entered into a Consulting Agreement (the “Agreement”) with Sylios Corp (the “Consultant”). Under the terms of the Agreement, the Consultant shall prepare the Company’s filings with the Securities and Exchange Commission (the “SEC”) including its Annual report on Form 10-K and Quarterly Reports on Form 10-Q. The Consultant shall receive $20,000 in cash compensation plus 100,000 shares of the Company’s common stock. The Agreement has a term of six (6) months or until the Company’s Quarterly report for the period ended September 30, 2020 is filed with the SEC.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Paris Balaouras (the “Employee”). Under the terms of the Agreement, the Employee shall serve as the Company’s Chief Cultivation Officer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment, shall be eligible to receive a compensatory stock grant of 667,000 shares for and in consideration of past compensation (approximately $500,000 over the past 2.5 years) foregone by Employee; such grant exercisable at Employee’s option as such time as Employer is profitable at the NOI level on a trailing twelve (12) month basis or upon other commercial reasonable terms as the Board may determine and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Roger Bloss. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Executive Officer for a term of six (6) months and the Chief Executive Officer and for an additional two (2) years and six (6) months as the Chief Executive Officer for a total of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $105,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 100% of Employee’s base salary for the then current fiscal year, shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Bernard Moyle. Under the terms of the Agreement, the Employee shall serve as the Company’s Secretary/Treasurer for a term of three (3) years (the “Term”) commencing on September 15, 2020. The Employee shall receive a base salary of $60,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the board of directors of the Company in its sole discretion, in amount equal to up to 200% of Employee’s base salary for the then current fiscal year, shall, at commencement of the Term receive a grant of stock of 500,000 shares and shall be eligible to receive an annual discretionary stock grant during the Term which shall be vested in equal increments of 1/3rd each over a three year period beginning on the first anniversary of employment and shall be awarded options to purchase 500,000 shares of the Company’s common stock, exercisable at a price of $.75 per share.

On September 15, 2020, the Company entered into a Board of Directors Services Agreement (the “Agreement”) with Messrs. Bloss, Dear and Balaouras (collectively, the “Directors”). Under the terms of the Agreement, each of the Directors shall provide services to the Company as a member of the Board of Directors for a period of not less than one year. Each of the Directors shall receive compensation as follows: (i) Fifteen Thousand and no/100 dollars ($15,000.00), paid in four (4) equal installments on the last calendar day of each quarter, and (ii) Fifteen Thousand (15,000) shares of the Company’s common stock on the last calendar day of each quarter. The Agreement for each of the Directors is effective as of October 1, 2020.

On October 1, 2020, the Company entered into an Employment Agreement (the “Agreement”) with Jim Kelly. The Agreement became effective as of October 1, 2020. Under the terms of the Agreement, the Employee shall serve as the Company’s Interim Chief Financial Officer for a term of (i) the sooner of six (6) months, or (ii) the completion of all regulatory filings, including but not limited to the Company’s 2019 Annual Report on Form 10-K, the March 31, 2020 Quarterly Report on Form 10-Q, the June 30, 2020 Quarterly Report on Form 10-Q, the September 30, 2020 Quarterly Report on Form 10-Q and all required Current Reports on Form 8-K, with the Securities and Exchange Commission (“SEC”) to bring the Company current with the SEC. The Employee shall receive a base salary of $24,000 annually, shall be eligible to receive an annual discretionary bonus during the Term, based on performance criteria determined by the C-Suite of the Company in its sole discretion, in an amount equal to up to 400% of the Employee’s base salary for the then current fiscal year, and at commencement of the Term the Employee shall receive a grant of stock of 500,000 restricted shares of the Company’s common stock.

On October 13, 2020, the Company’s former President and Secretary filed a lien in Clark County, Nevada in the net amount of $501,085 against the Company’s property located at 1300 S. Jones Blvd, Unit 110, Las Vegas, NV 89146 for unpaid compensation, expense reimbursement, accrued leave, severance pay and penalties. Additionally, on November 6, 2020, the Company’s former President and Secretary filed two liens in Nye County, NV in the net amount of $501,085 against the Company’s property located at 4295 Highway 73, Armagosa, NV 89020, also known as the Company’s THC park, and one lien in Nye County, NV in the net amount of $501,085 against the property owned by Acres Cultivation, LLC and the site of the Company’s three (3) acre grow.

On December 8, 2020, the Company entered into Amendment No. 1 (the “Amendment”) to the Revenue Participation Rights Agreement previously entered into with Blue Sky Companies, LLC and Let’s Roll NV, LLC. Under the terms of the Amendment, the new effective Date of the Agreement shall be revised to the date that the first payment shall be due in 2021 from the 2020 3-acre grow. In addition, (i) the Company’s 2020 obligation under the original Agreement for the 2019 grow is deemed satisfied in full, (ii) on or before April 30, 2027, the Company shall pay a $26,000 exit fee.

The Company intends to continue to grow its business through the acquisition of existing companies and/or through the development of new opportunities and joint ventures that can maximize shareholder value while providing a 360-degree spectrum of infrastructure (dispensaries), cultivation, production, management, and consulting services in the regulated cannabis industry.

COVID-19

COVID-19 has caused and continues to cause significant loss of life and disruption to the global economy, including the curtailment of activities by businesses and consumers in much of the world as governments and others seek to limit the spread of the disease, and through business and transportation shutdowns and restrictions on people’s movement and congregation.

As a result of the pandemic, the Company has experienced, and continues to experience, weakened demand for its products. Many of its customers have been unable to sell its products in customer stores due to government-mandated closures and have deferred or significantly reduced orders for the Company’s products. The Company expects these trends to continue until such closures are significantly curtailed or lifted. In addition, the pandemic has reduced foot traffic in the stores where its products are sold that remain open, and the global economic impact of the pandemic has temporarily reduced consumer demand for its products as they focus on purchasing essential goods.

Given these factors, the Company anticipates that the greatest impact from the COVID-19 pandemic in 2020 occurred in the second and third quarters and resulted in a significant net sales decline in its quarterly results.

In addition, certain of its suppliers and the manufacturers of certain of its products were adversely impacted by COVID-19. As a result, the Company faced delays or difficulty sourcing products, which negatively affected its business and financial results. Even if the Company were able to find alternate sources for such products, it may cost more and cause delays in its supply chain, which could adversely impact its profitability and financial condition.

The Company has taken actions to protect its employees in response to the pandemic, including closing its corporate offices and requiring its office employees to work from home. At its grow facilities, certain practices are in effect to safeguard workers, including a staggered work schedule, and the Company is continuing to monitor direction from local and national governments carefully.

As a result of the impact of COVID-19 on its financial results, and the anticipated future impact of the pandemic, the Company has implemented cost control measures and cash management actions, including:

● Furloughing a significant portion of its employees; and

● Implementing 20% salary reductions across its executive team and other members of upper-level management; and

● Executing reductions in operating expenses, planned inventory levels and non-product development capital expenditures; and

● Proactively managing working capital, including reducing incoming inventory to align with anticipated sales.